Registration No. 33-73244 and 811-08226

As filed with the Securities and Exchange Commission on July 1, 2011

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	36	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	37	[X]

TEMPLETON GLOBAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954) 527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information of Templeton Global Balanced Fund (formerly, Templeton Income Fund) a series of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities Act of 1933 and the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 1st day of July, 2011.

TEMPLTEON GLOBAL INVESTMENT TRUST

By: /s/DAVID P. GOSS

David P. Goss

Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

GARY P. MOTYL*	President & Chief Executive Officer –
Gary P. Motyl	Investment Management
Dated: July 1, 2011

LAURA F. FERGERSON*	Chief Executive Officer –
Laura F. Fergerson	Finance and Administration
Dated: July 1, 2011

MARK H. OTANI*	Chief Financial Officer and
Mark H. Otani	Chief Accounting Officer
Dated: July 1, 2011

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: July 1, 2011

ANN TORRE BATES*

Trustee
Ann Torre Bates	Dated: July 1, 2011

FRANK J. CROTHERS*

Trustee
Frank J. Crothers	Dated: July 1, 2011

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: July 1, 2011

CHARLES B. JOHNSON*	Trustee
Charles B. Johnson	Dated: July 1, 2011

GREGORY E JOHNSON	Trustee
Gregory E. Johnson	Dated: July 1, 2011

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: July 1, 2011

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: July 1, 2011

CONSTANTINE D. TSERETOPOULOS*

Trustee
Constantine D. Tseretopoulos	Dated: July 1, 2011

LARRY D. THOMPSON*

Trustee
Larry D. Thompson	Dated: July 1, 2011

ROBERT E. WADE*

Trustee
Robert E. Wade	Dated: July 1, 2011

*By   /s/DAVID P. GOSS

David P. Goss, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase